INTANGIBLE ASSETS, NET- Impairment and Amortization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss		¥ 0
Amortization expenses	¥ 6,042	4,651	¥ 4,782
Amortization expenses included in cost of sales	3,063	¥ 1,393	1,393
Trade name
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss			¥ 0
Other
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss	¥ 5,030